Document and Entity Information	Oct. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001124610
Document Type	8-K
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	VMWARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33622
Entity Tax Identification Number	94-3292913
Entity Address, Address Line One	3401 Hillview Avenue
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(650)
Local Phone Number	427-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock
Trading Symbol	VMW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false